Vanguard Institutional Total Stock Market Index Fund
Supplement Dated July 29, 2026, to the Prospectus and Summary Prospectus Dated April 28, 2026
Important Changes to the Fund

Morningstar, Inc. (“Morningstar”) has announced the acquisition of the Center for Research in Security Prices (“CRSP”) and its CRSP Market Indexes. As a result of these changes, the board of trustees of Vanguard Institutional Index Funds has approved the renaming of Vanguard Institutional Total Stock Market Index Fund (the “Fund”) as shown below.
The Fund’s name change is effective as of July 29, 2026. The Fund’s investment objective, strategies, and polices remain unchanged.

Current Fund Name	New Fund Name
Vanguard Institutional Total Stock Market Index Fund	Vanguard Morningstar Institutional Total Stock Market Index Fund

Morningstar’s acquisition of CRSP will also result in the name change of the Fund’s target index, as shown below. This change is effective as of July 29, 2026.

Current Target Index Name	New Target Index Name
CRSP US Total Market Index	Morningstar US Total Market Index

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PSI 871A 072026

Vanguard Institutional Index Funds

Supplement Dated July 29, 2026, to the Statements of Additional Information Dated April 28, 2026

Important Changes to Vanguard Institutional Total Stock Market Index Fund (the “Fund”)

Morningstar, Inc. (“Morningstar”) has announced the acquisition of the Center for Research in Security Prices (“CRSP”) and its CRSP Market Indexes. As a result of these changes, the board of trustees of Vanguard Institutional Index Funds has approved the renaming of the Fund, as shown below.

The Fund’s name change is effective as of July 29, 2026. The Fund’s investment objective, strategies, and polices remain unchanged.

Current Fund Name	New Fund Name
Vanguard Institutional Total Stock Market Index Fund	Vanguard Morningstar Institutional Total Stock Market Index Fund

Morningstar’s acquisition of CRSP will also result in a name change of the Fund’s target index, as shown below. This change is effective as of July 29, 2026.

Current Target Index Name	New Target Index Name
CRSP US Total Market Index	Morningstar US Total Market Index
© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 094A 072026
Vanguard Marketing Corporation, Distributor.